Commitments and Contingencies (Details) - 6 months ended Jun. 30, 2024 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Commitments and Contingencies [Abstract]
Aggregate customers and suppliers	$ 0.7	¥ 5.3
Restricted cash	$ 0.5		¥ 3.8